SCHEDULE OF REVENUE FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Total	$ 2,212,579	$ 1,207,686	$ 909,651
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total			72,987
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total	1,806,732	1,207,686	836,664
Dogness Technology [Member]
Related Party Transaction [Line Items]
Total	$ 405,847